CLUB ACQUISITIONS, CLUB DISPOSITIONS AND DISCONTINUED OPERATIONS (Schedule of Recognized Indentifiable Assets Acquired and Liabilities Assumed) (Details) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 Chantilly National Golf & Country Club [Member] [Domain]	Dec. 17, 2013 Chantilly National Golf & Country Club [Member] [Domain]	Dec. 31, 2013 Cherry Valley Country Club [Member]	Jun. 18, 2013 Cherry Valley Country Club [Member]	Dec. 31, 2013 Oak Tree Country Club [Member]	May 22, 2013 Oak Tree Country Club [Member]	Dec. 25, 2012 Hartefeld National Golf Club [Member]	Apr. 18, 2012 Hartefeld National Golf Club [Member]	Dec. 27, 2011 Long Island Clubs [Member]	Jun. 07, 2011 Long Island Clubs [Member]	Dec. 27, 2011 Canterwood [Member]	Aug. 09, 2011 Canterwood [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 4,800,000		$ 5,600,000		$ 5,200,000		$ 3,600,000		$ 18,800,000		$ 4,000,000
Business Combination, Depreciable land Improvements, property and equipment		5,171,000		5,976,000		12,108,000		3,999,000		20,223,000		4,003,000
Business Combination, Inventory and Other Current Assets												149,000
Business Combination, Prepaid Expense and Other Assets				121,000				31,000		487,000
Business Combination, Inventory		103,000		179,000		233,000		112,000		197,000
Business Combinations, deferred revenue and other liabilities								(572,000)		(2,131,000)		(171,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		4,835,000		5,557,000		5,228,000		3,570,000		18,776,000		3,981,000
Business Combination, Current Assets, Other						662,000
Business Combination, Current Liabilities						(468,000)
Business Combination, Noncurrent Liabilities, Long-term Debt						(4,486,000)
Business Combination, Deferred Tax Liabilities Noncurrent						(722,000)
Business Combinations, Membership initiation deposits and other liabilities						(2,099,000)
Business Combination, Current portion of Long-term Debt		(234,000)		(311,000)
Business Combinations, Other liabilities		(25,000)		(408,000)
Business Combinations, other long term liabilities		180,000
Liabilities Assumed					$ 5,000,000